Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Democratic Large Cap Core ETF | Democratic Large Cap Core ETF Shares, Democratic Large Cap Core ETF
Prospectus [Line Items]
Annual Return [Percent]	23.44%	24.47%	(19.04%)	31.85%